OTHER FEES AND COMMISSIONS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Continuing Operations
Custody, brokerage and investment banking	€ 19		€ 15	€ 22
Retail lending fees	8		8	9
Corporate lending fees	110		110	111
Banking fees and similar charges	107		80	82
Fund management fees	8		10	12
Total	€ 252	$ 304	€ 223	€ 236